UNAUDITED DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Banyan 10Q (Details)				9 Months Ended		10 Months Ended	12 Months Ended
		Apr. 21, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) item $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Apr. 24, 2022 USD ($) $ / shares shares	Apr. 25, 2021 USD ($) shares	Oct. 15, 2023 $ / shares shares	Jul. 23, 2023 shares	Oct. 09, 2022 shares	Jul. 17, 2022 shares	Apr. 26, 2020 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of private placement warrants | $							$ 3,758,000		$ 56,000	$ 0
Temporary equity, shares outstanding (in shares) | shares							10,203,945		10,085,612	9,585,612	11,054,593	10,999,393	10,203,945	10,203,945	9,310,612
Common stock, shares issued | shares							6,178,962		6,167,254		6,178,962
Common stock, shares outstanding | shares							6,178,962		6,167,254		6,178,962
Common stock, par value (in dollars per share) | $ / shares							$ 0.01		$ 0.01		$ 0.01				$ 0.01
BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item				1				1
Proceeds from sale of private placement warrants | $					$ 11,910,000			$ 11,910,000
Investment maturity period			180 days
Business combination extension option		8 months
Payments from trust account to redeem shares | $				$ 42,423,610
Excise tax liability | $				$ 2,100,318
Percentage of excise tax liability on shares redeemed				1.00%
Operating cash | $				$ 304,554		$ 54,057		510,893
Working capital (deficit) | $				$ 6,289,130				$ 454,877
Aggregate purchase price | $	[1]					$ 25,000
Months to complete acquisition			15 months
Extension period to complete acquisition			21 months
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Converted common stock | shares		2,000,000
Class B common stock | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion ratio		1
Temporary equity, shares outstanding (in shares) | shares		1,018,750
Converted common stock | shares		2,000,000
Common stock, shares issued | shares		5,245,000		5,245,000		7,245,000		7,245,000
Common stock, shares outstanding | shares		5,245,000		5,245,000		7,245,000		7,245,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Class A common stock | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of common shares, shareholders exercised their right to redeem | shares		20,151,313
Price per public share | $ / shares		$ 10.42
Payments from trust account to redeem shares | $		$ 210,031,815
Common stock, shares issued | shares		5,998,687		2,000,000		0		0
Common stock, shares outstanding | shares		5,998,687		2,000,000		0		0
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Trust Account | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares			$ 10.20
Gross proceeds from initial public offering | $			$ 246,330,000
Initial Public Offering | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of units in IPO (in shares) | shares			24,150,000
Purchase price, per unit | $ / shares			$ 10.00
Gross proceeds from initial public offering | $			$ 241,500,000
Investment maturity period			180 days
Initial Public Offering | Trust Account | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares			$ 10.20
Gross proceeds from initial public offering | $			$ 246,330,000
Private Placement | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares			11,910,000
Price of warrant | $ / shares			$ 1.00
Proceeds from sale of private placement warrants | $			$ 11,910,000
Sponsor | Class B common stock | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price | $				$ 25,000				$ 25,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001				$ 0.0001
Sponsor | Private Placement | Private Placement Warrants | BANYAN ACQUISITION CORPORATION
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares			11,910,000
Price of warrant | $ / shares			$ 1.00
Proceeds from sale of private placement warrants | $			$ 11,910,000

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.